SUPPLEMENT

DATED DECEMBER 18, 2012 TO

THE HARTFORD FUNDAMENTAL GROWTH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

AND

THE HARTFORD GROWTH OPPORTUNITIES FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS

EACH DATED JANUARY 30, 2012

REORGANIZATION OF THE HARTFORD FUNDAMENTAL GROWTH FUND

WITH AND INTO THE HARTFORD GROWTH OPPORTUNITIES FUND

At a Special Meeting of Shareholders held on December 17, 2012, the shareholders of The Hartford Fundamental Growth Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into The Hartford Growth Opportunities Fund (the “Acquiring Fund”).  The Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive shares of the Acquiring Fund of the same class and equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about February 22, 2013.  Following the Reorganization, the Acquired Fund will no longer exist.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

HV-7166
December 2012

SUPPLEMENT

DATED DECEMBER 18, 2012 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 30, 2012, AS SUPPLEMENTED THROUGH OCTOBER 12, 2012

FOR THE HARTFORD MUTUAL FUNDS, INC. AND

THE HARTFORD MUTUAL FUNDS II, INC. (THE “SAI”)

REORGANIZATION OF THE HARTFORD FUNDAMENTAL GROWTH FUND

WITH AND INTO THE HARTFORD GROWTH OPPORTUNITIES FUND

At a Special Meeting of Shareholders held on December 17, 2012, the shareholders of The Hartford Fundamental Growth Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into The Hartford Growth Opportunities Fund (the “Acquiring Fund”).  The Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholders of the Acquired Fund will receive shares of the Acquiring Fund of the same class and equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about February 22, 2013.  Following the Reorganization, the Acquired Fund will no longer exist.

Accordingly, effective February 22, 2013, all references and disclosures in the SAI concerning The Hartford Fundamental Growth Fund (i.e., the Acquired Fund) are deleted in their entirety.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

December 2012